Operating Leases – Right-of-Use Assets	12 Months Ended
Apr. 30, 2024
Operating Leases – Right-of-Use Assets [Abstract]
Operating leases – right-of-use assets

Note 11 – Operating leases – right-of-use assets

The Company entered into an operating lease agreement for office space. None of the amounts disclosed below for these leases contain variable payments, residual value guarantees or options that were recognized as part of the right-of-use assets and lease liabilities. As the Company’s leases did not provide an implicit discount rate, the Company used an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments.

As of April 30, 2024, the Company recognized operating lease liabilities, including current and noncurrent, in the amount of JPY11,014,750 (USD69,917) and the corresponding operating lease right-of-use assets of JPY11,711,000 (USD74,337).

As of April 30, 2023, the Company recognized operating lease liabilities, including current and noncurrent, in the amount of JPY3,467,368 and corresponding operating lease right-of-use assets of JPY3,467,368.

Rent expenses for the year ended April 30, 2022, 2023 and 2024 was JPY9,567,000, JPY8,355,000 and JPY8,355,000 (USD53,034), respectively.

Lease commitments

The Company’s maturity analysis of operating lease liabilities as of April 30, 2024 is as follows:

	Operating Leases
	JPY	USD
2025	8,355,000	53,034
2026	2,785,000	17,678
Total lease payment	11,140,000	70,712
Less imputed interest	(125,250)	(795)
Present value of operating lease liabilities	11,014,750	69,917
Less: current obligation	(8,239,009)	(52,298)
Long-term obligation on April 30, 2024	2,775,741	17,619

Supplemental disclosure related to operating leases were as follows:

	For the year ended April 30, 2024
	JPY	USD
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	8,355,000	53,034
Weighted average remaining lease term of operating leases	1.42 years	1.42 years
Weighted average discount rate of operating leases	1.6%	1.6%